Repurchase Reserve Liability (Tables)	12 Months Ended
Dec. 31, 2015
Repurchase Reserve Liability [Abstract]
Schedule of repurchase reserve liability
(in thousands)	2015	2014	2013
Balance at beginning of year	$160	$160	$0
Provision for repurchase liability	40	0	279
Reimbursement of expenses	(40)	0	(119)
Balance at end of year	$160	$160	$160